Derivative Instruments and Hedging Activities - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	$ (10,228)	$ (26,855)	$ (18,757)
Unrealized gains (losses)	(3,133)	30,133	13,448
Unrealized gains (losses)	(2,805)	7,525	(23,153)
Total	(13,361)	3,278	(5,309)
Interest rate swap agreements
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(10,081)	(14,654)	(18,825)
Unrealized gains (losses)	(2,891)	31,061	12,393
Total	(12,972)	16,407	(6,432)
Interest rate swap and swaption agreements termination
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	0	(13,681)	(610)
Unrealized gains (losses)	0	0	0
Total	0	(13,681)	(610)
Interest rate swaption agreements
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	0	0	0
Unrealized gains (losses)	0	2	945
Total	0	2	945
Foreign currency forward contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(147)	0	0
Unrealized gains (losses)	(202)	0	0
Total	(349)	0	0
Toledo Spirit time-charter derivative
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	0	1,480	678
Unrealized gains (losses)	(40)	(930)	110
Total	(40)	550	788
Cross currency swap agreements | Foreign currency gain (loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(5,061)	(6,533)	(9,344)
Unrealized gains (losses)	(13,239)	21,240	49,047
Total	(18,300)	14,707	39,703
Cross currency swap agreements termination | Foreign currency gain (loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	0	(42,271)	(25,733)
Unrealized gains (losses)	0	0	0
Total	0	(42,271)	(25,733)
Cross-currency swap agreements | Foreign currency gain (loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(5,061)	(48,804)	(35,077)
Unrealized gains (losses)	(13,239)	21,240	49,047
Total	$ (18,300)	$ (27,564)	$ 13,970